Transactions with Related Parties - Additional Information (Detail) - AMP [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [Line Items]
Technical assistance and transfer-of-technology agreement, term	The agreement’s original 15-year term may be automatically renewed for successive five-year terms, with the approval of the stockholders, unless one party gives a termination notice to the other at least 60 days prior to the effective termination date. Only the Stockholders’ Meeting has the authority to decide the non-renewal or deny the renewal of the agreement. If GAP decides to cancel or renew the agreement, GAP needs the approval of at least 51% of the holders of Series B shares other than AMP or any party related to AMP, according to the definition of the participation agreement signed on August 25, 1999 among the SICT, GAP in Mexico, its strategic partner and the Stockholders of the strategic partner. On August 25, 2014, the initial term was renewed for five additional years.
Technical agreement term	15-year
Technical agreement automatic renewal period	five-year
Percentage of approval required by the holders of Series B shares	51.00%
AMP annual consideration committed to be paid by entity for the year 2000 and 2001	$ 7,000,000
AMP annual consideration committed to be paid by entity, maximum amount subject to adjustment based on market price	$ 4,000,000
Percentage of GAPs consolidated operating income	5.00%